Offerings	Feb. 04, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee. This registration covers an indeterminate number of securities of each identified class of the registrant as may from time to time be issued at indeterminate prices. Any registered securities may be sold separately or as units with other securities registered under this registration statement. In addition, the securities may be sold in either primary or secondary offerings. The registered securities may be offered for U.S. dollars or the equivalent thereof in foreign currencies, currency units or composite currencies. The securities being registered hereunder may be convertible into or exchangeable or exercisable for other securities of any identified class, and may be sold separately or in combination with the other securities registered hereunder. In addition to the securities that may be issued directly under this registration statement, there is being registered hereunder such indeterminate aggregate number or amount, as the case may be, of the securities of each identified class as may from time to time be issued upon the conversion, exchange, settlement or exercise of other securities offered hereby. Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Share
Fee Rate	0.01381%
Offering Note	See Note 1. The depositary shares registered hereunder will be evidenced by depositary receipts issued pursuant to a deposit agreement. If the registrant elects to offer to the public fractional interests in shares of the preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing the fractional interests and shares of preferred stock will be issued to the depositary under the deposit agreement. No separate consideration will be received for the depositary shares.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note 1.